Note 20 - Cash and cash equivalents and other investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash at banks	$ 142,476	$ 290,901
Liquidity funds	258,919	355,044
Short-term investments	171,252	29,311
Total cash and cash equivalents	572,647	675,256	$ 1,637,821
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	827,476	722,328
Bonds and other fixed income	1,069,393	1,273,673
Fund investments	409,891	376,998
Other investments	2,306,760	2,372,999
Other investments - non-current
Bonds and other fixed income	655,867	857,959
Fixed income (time-deposit, zero coupon bonds, commercial papers)	95,090	140,292
Others	7,128	7,049
Other investments	$ 758,085	$ 1,005,300